Financial Risk Management - Fair Value Determination for Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Level 2
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities) derivative	$ 29	$ 141
Restricted investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	66	64
Investment in financial assets | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Financial assets	1	0
Forex hedging contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities) derivative	(10)	34
Rand gold hedging contracts | Level 2 | Rand gold hedging contracts
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities) derivative	33	105
US$ gold hedging contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Net assets (liabilities) derivative	$ 6	$ 2